Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2021
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(17,122)	(18,360)
Convertible notes, net of beneficial conversion feature	21,593	20,355
Less: Deferred financing costs and debt discounts	(5,397)	(5,839)
Total	16,196	14,516
Less - current portion	-	-
Long-term portion	16,196	14,516

Jelco Notes [Member]
Convertible Notes [Abstract]
Annual Principal Payments	The annual principal payments required to be made after June 30, 2021, are as follows:
Twelve month periods ending June 30,	Amount
2022	-
2023	6,150
2024	8,000
2025	24,565
Thereafter	-
Total	38,715

First and Third Jelco Notes [Member]
Convertible Notes [Abstract]
Convertible Notes
The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 11)	-	-	1,283	1,283
Balance, June 30, 2020	17,750	(14,389)	7,084	10,445
Amortization (Note 11)	-	-	1,586	1,586
Balance, December 31, 2020	17,750	(14,389)	8,670	12,031
Amortization (Note 11)	-	-	474	474
Balance, June 30, 2021	17,750	(14,389)	9,144	12,505

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2019	14,189
Balance, June 30, 2020	14,189
Balance, December 31, 2020	14,189
Balance, June 30, 2021	14,189

Second Jelco Note [Member]
Convertible Notes [Abstract]
Convertible Notes
The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Deductions	(3,500)	-	-	-
Amortization (Note 11)	-	-	1,133	1,133
Balance, June 30, 2020	21,165	(21,165)	6,808	6,808
Amortization	-	-	1,516	1,516
Balance, December 31, 2020	21,165	(21,165)	8,324	8,324
Amortization (Note 11)	-	-	764	764
Balance, June 30, 2021	21,165	(21,165)	9,088	9,088

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2019	21,165
Balance, June 30, 2020	21,165
Balance, December 31, 2020	21,165
Balance, June 30, 2021	21,165